Earnings Per Share (Schedule Of Reconciliation Of The Numerators Used In Calculating Earnings/(Loss) Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Earnings Per Share [Abstract]
Income/(loss) from continuing operations	$ 231,050,000		$ 40,519,000		$ (16,443,000)
Income/(loss) from discontinued operations, net of tax	0	[1]	548,000	[1]	148,000	[1]
Net income/(loss)	231,050,000		41,067,000		(16,295,000)
Net income attributable to noncontrolling interest	11,527,000		11,465,000		11,464,000
Net income/(loss) attributable to controlling interest	219,523,000		29,602,000		(27,759,000)
Preferred stock dividends	6,200,000		5,838,000		0
Net income/(loss) available to common shareholders	213,323,000		23,764,000		(27,759,000)
Net income/(loss) from continuing operations available to common shareholders	$ 213,323,000		$ 23,216,000		$ (27,907,000)

[1]

Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.